Subsequent Events (Details)	Jan. 25, 2018	Jan. 11, 2018 USD ($)	Jan. 10, 2018 USD ($)	Dec. 18, 2017 USD ($)
Cayan | Cayan acquisition agreement
Subsequent Events
Agreement amount				$ 1,050,000,000
Subsequent Events
Subsequent Events
Period of extended effective date of Consumer Financial Protection Bureau prepaid rule changes	1 year
Subsequent Events | Term Loan Facility dated as of January 10, 2018
Subsequent Events
Financing agreement amount			$ 450,000,000
Term			2 years
Subsequent Events | Term Loan Facility dated as of January 10, 2018 | Minimum
Subsequent Events
Fixed charge coverage ratio financial covenant			2.5
Subsequent Events | Term Loan Facility dated as of January 10, 2018 | Maximum
Subsequent Events
Consolidated leverage ratio financial covenant			3.5
Subsequent Events | Term Loan Facility dated as of January 10, 2018 | LIBOR | Minimum
Subsequent Events
Margin added to variable rate (as a percent)			1.00%
Subsequent Events | Term Loan Facility dated as of January 10, 2018 | LIBOR | Maximum
Subsequent Events
Margin added to variable rate (as a percent)			1.75%
Subsequent Events | Term Loan Facility dated as of January 10, 2018 | Base rate | Minimum
Subsequent Events
Margin added to variable rate (as a percent)			0.00%
Subsequent Events | Term Loan Facility dated as of January 10, 2018 | Base rate | Maximum
Subsequent Events
Margin added to variable rate (as a percent)			0.75%
Subsequent Events | Cayan
Subsequent Events
Cash transaction		$ 1,050,000,000